Convertible notes at fair value and derivate liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Debt Instrument Fair Value Disclosure [Abstract]
Schedule of revised payment schedule	The Company has exercised the option and redeemed the 2018 Notes in accordance with the Revised Payment Schedule as follows:
Redemption date	Principal amount	Consideration paid for redemption

November 14, 2019	3,450	4,002
December 12, 2019	3,450	4,002
February 3, 2020	6,900	8,004
March 31, 2020	6,200	7,192

Summary of fair value of the notes determined using monte carlo simulation with key assumptions

The fair value of the 2018 Notes was determined using a Monte Carlo simulation with the key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the respective measurement dates, of the zero-coupon U.S. Treasury bill that commensurates with the remaining period until the maturity of the 2018 Notes.

Measurement date	Volatility	Risk-free rate
	%	%

December 31, 2018	44.32	2.52
February 1, 2019	44.59	2.55
March 1, 2019	44.99	2.62
August 22, 2019	43.86	1.47
November 14, 2019	44.34	1.61
December 12, 2019	43.86	1.71
December 31, 2019	44.17	1.67
February 3, 2020	42.09	1.37
March 31, 2020	45.38	0.45
June 30, 2020	51.24	0.24

Summary of convertible notes fair value assumptions bond yield
	Volatility	Risk-free rate	Bond yield
	%	%	%

As at December 31, 2019
November 2019 Notes	42.53	1.61	10.09
December 2019 Notes	42.63	1.61	10.09

As at February 18, 2020
November 2019 Notes	44.02	1.40	10.67
December 2019 Notes	43.61	1.40	10.67